7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of summarized financial information of AFOy (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of summarized financial information of AFOy

The following table illustrates the summarized financial information of AFOy:

December 31, 2025		December 31, 2024
Current assets	$34,930	$100,737
Non-current assets	309,027	549,172
Current liabilities	35,081	21,344
Non-current liabilities	821,022	850,896
Loss for the year	139,860	82,157